STATEMENTS OF OPERATIONS - Going Concern Basis - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INVESTMENT INCOME
Net investment income allocated from The Prudential Variable Contract Real Property Partnership	$ 348,085	$ 2,077,073	$ 2,584,242
EXPENSES
Charges for mortality and expense risk, and for administration	(107,316)	(492,747)	(537,831)
NET INVESTMENT INCOME	240,769	1,584,326	2,046,411
NET RECOGNIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net unrealized appreciation (depreciation) on investments allocated from The Prudential Variable Contract Real Property Partnership	(813,954)	(9,151,806)	(11,069)
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	180,236	(5,510,754)	0
NET GAIN (LOSS) ON INVESTMENTS	(633,718)	(14,662,560)	(11,069)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (392,949)	$ (13,078,234)	$ 2,035,342